Significant Accounting policies	12 Months Ended
Dec. 31, 2016
Significant Accounting policies [Abstract]
Significant Accounting policies
2.       Significant Accounting policies:
a)       Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above.  All intercompany balances and transactions have been eliminated in the consolidation.
Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity.  Under ASC 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions.  Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.
A variable interest entity (“VIE”) is an entity as defined under ASC 810-10, which in general either does not have equity investors with voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities.  A controlling financial interest pursuant to a VIE model requires both of the following:(a) the power to direct the activities that most significantly impact the VIE's economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE.  The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements.  As of December 31, 2014, 2015 and 2016, no such interests existed.
The amendments to the consolidation analysis, issued by the FASB under ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” in February 2015, provide guidance for reporting entities to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. The implementation of these amendments had no impact on the Company's consolidated financial statements.

b)      Equity method investments: Investments in the equity of entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting.  Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income.  The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized.  Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.  Dividends received reduce the carrying amount of the investment.  When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity.
c)       Use of estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates under different assumptions or conditions.
d)       Comprehensive income/(loss): The statement of comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources.  It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders.  Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements.  The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) (“OCI”) and total comprehensive income/(loss) in two separate and consecutive statements.
e)       Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and restricted cash, trade accounts receivable and derivative contracts (including freight derivatives, bunker derivatives and interest rate swaps).  The Company's policy is to place cash and cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rate and credit risk.  The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments.  To decrease this risk, the Company limits its exposure in over-the-counter transactions by diversifying among counter parties with high credit ratings, and selects freight derivatives, if any, that clear through the London Clearing House.  The Company performs periodic evaluations of the relative credit standing of those financial institutions.  In addition the Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.
f)       Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since its vessels operate in the international shipping markets, and therefore primarily transact business in U.S. Dollars.  The Company's books of accounts are maintained in U.S. Dollars.  Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions.  At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates.  Resulting gains or losses are included in “Interest and other income” in the accompanying consolidated statements of operations.
g)       Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less or from which cash is readily available without penalty, to be cash equivalents.
h)       Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or derivative contracts, which are legally restricted as to withdrawal or use. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.
i)       Trade accounts receivable, net: The amount shown as Trade accounts receivable, net, at each balance sheet date, includes estimated amounts recovered from each voyage or time charter net of any provision for doubtful debts.  At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. As of December 31, 2015 and 2016, provision for doubtful receivables was nil.
j)       Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value.  Cost is determined by the first in, first out method.
k)       Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage.  Any subsequent expenditure, when it does not extend the useful life of the vessel, increase the earning capacity or improve the efficiency or safety of the vessel, is expensed as incurred.
The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.  When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
Effective as of January 1, 2015, following management's reassessment of the residual value of the Company's vessels, the Company increased the estimated scrap rate per light weight tonnage from $0.2 to $0.3.  The current value of $0.3 was based on the historical average demolition prices prevailing in the market.  The change in this accounting estimate, which pursuant to ASC 250 “Accounting Changes and Error Corrections” was applied prospectively and did not require retrospective application, decreased the depreciation expense and the net loss for the year ended December 31, 2015 by $6,337 or $0.16 loss per basic and diluted share.
l)       Advances for vessels under construction: Advances made to shipyards during construction periods are classified as “Advances for vessels under construction and acquisition of vessels” until the date of delivery and acceptance of the vessel, at which date they are reclassified to “Vessels and other fixed assets, net.”  Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel or the preparation of the vessel for its initial voyage.  Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.
m)       Fair value of above/below market acquired time charter: The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired.  The value of above or below market acquired time charters is determined by comparing the existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered.  Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.
n)       Impairment of long-lived assets: The Company follows guidance related to the Impairment or Disposal of long-lived assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the asset is less than its carrying amount, the Company should record an impairment loss to the extent the asset's carrying value exceeds its fair value.  Measurement of the impairment loss is based on the fair value.  The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration agreed sale prices and third party valuations.
In this respect, the management regularly reviews the carrying amount of the vessels, including newbuilding contracts, on a vessel-by-vessel basis, when events and circumstances indicate that the carrying amount of the vessels or newbuilding contracts might not be recoverable (such as vessel sales and purchases, business plans, obsolescence or damage to the asset and overall market conditions). When impairment indicators are present, the Company compares undiscounted cash flows to the carrying values of the Company's vessels to determine if the assets are impaired.  In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions being related to charter rates, ship operating expenses, vessels' residual value, fleet utilization and the estimated remaining useful lives of the vessels, assumed to be 25 years from the delivery of the vessel from the shipyard.  These assumptions are based on current market conditions, historical industry and Company specific trends, as well as future expectations.
The undiscounted projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent rate for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage and address commissions.  Estimates of the daily time charter equivalent for the unfixed days are based on the current Forward Freight Agreement (“FFA”) rates, for the first three-year period, and historical average rate levels of similar size vessels for the period thereafter. The expected cash inflows from charter revenues are based on an assumed fleet utilization rate of approximately 98% for the unfixed days, taking also into account expected technical off-hire days.  In assessing expected future cash outflows, management forecasts vessel operating expenses, which are based on the Company's internal budget for the first annual period and thereafter assume an annual inflation rate of up to 3% (escalating during the first three-year period) and are capped at the tenth year, as well as vessel expected maintenance costs (for dry docking and special surveys).  The estimated salvage value of each vessel is $0.3 per light weight ton, in accordance with the Company's vessel depreciation policy.  The Company uses a probability weighted approach for developing estimates of future cash flows used to test its vessels for recoverability when alternative courses of action are under consideration (i.e. sale or continuing operation of a vessel).  If the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down to the vessel's fair market value with a charge recorded in earnings.
Using the framework for estimating projected undiscounted net operating cash flows described above, the Company completed its impairment analysis for the years ended December 31, 2014, 2015 and 2016, for those operating vessels and newbuildings whose carrying values were above their respective market values.  For 2014, no asset impairment was necessary.  An impairment loss of $321,978 and $29,221 was recognized for the years ended December 31, 2015 and 2016, respectively, which resulted primarily from the Company's actual and intended vessel sales that are further discussed in Notes 5 and 6.
o)       Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur.  The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale. At December 31, 2015 and 2016, there were no vessels that met the criteria to be classified as held for sale.
p)       Financing costs: Effective as of January 1, 2016, fees paid to lenders or required to be paid to third parties on the lenders' behalf for obtaining new loans, senior notes or for refinancing or amending existing loans, are required to be presented on the balance sheet, following the adoption of Accounting Standards Update (“ASU”) No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts, rather than as a deferred finance charges asset.  These costs are expensed as interest and finance costs using the effective interest rate method over the duration of the relevant loan facility. Any unamortized balance of costs relating to debt repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs relating to debt refinanced is deferred and amortized over the term of the refinanced debt in the period in which the refinancing occurs. The guidance under ASU 2015-03 also provides that the new classification should be retrospectively applied to prior periods presented in the financial statements.  As such, the outstanding balance of deferred finance charges as of December 31, 2015 of $16,037 (previously presented as “Deferred finance charges, net”) and December 31, 2016 of $10,496, are reflected as a direct deduction from long term debt, long term lease commitments and the 8.00% 2019 Notes in the accompanying balance sheets as further analyzed in Note 8.  The recognition and measurement guidance for debt issuance costs were not affected by the amendments in this update.
q)       Debt Modifications and extinguishments: The Company follows the provisions of ASC 470-50,"Modifications and Extinguishments” to account for all extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring (see Subtopic 470-60) or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance (see Subtopic 470-20). This subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment.
r)       Stock incentive plan awards: Stock based compensation represents the cost of shares and share options granted to employees and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations.  The shares are measured at their fair value equal to the market value of the Company's common stock on the grant date.  The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date.  Guidance related to stock compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the “accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the “straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.
The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options.  The fair value is recognized (generally as compensation expense) over the requisite service period for all awards that vest.
s)       Dry docking and special survey expenses: Dry docking and special survey expenses are expensed when incurred.
t)       Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels under time charter agreements, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, or voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified freight rate per ton.
Under time charter agreements, voyage costs, such as fuel and port charges are borne and paid by the charterer. The Company's time charter agreements are classified as operating leases.  Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee and collection of the related revenue is reasonably assured.  Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to leases.
Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company.  Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements and is recognized when an arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured.  Deferred revenue includes cash received prior to the balance sheet date and is related to revenue to be earned after such date.  The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining (if any) as long term liability.
For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of voyage expenses and expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool (based on the vessel's age, design, consumption and other performance characteristics) as well as the time each vessel has spent in the pool. Revenue under pooling arrangements is accounted for on an accrual basis and is recognized when an agreement with the pool exists, the price is fixed, services are provided and collectability of the revenue is reasonably assured.
Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses.  Payments in advance for services are recorded as prepaid expenses.
Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage.
Brokerage commissions are paid by the Company.  Brokerage commissions are recognized over the related charter period and included in voyage expenses.  Voyage expenses and vessel operating expenses are recognized as incurred.
In addition expenses related to the chartering-in of vessels owned by third parties are recognized on a pro-rata basis over the duration of the voyage, and are included in voyage expenses, except for the hire expense for chartering-in the respective vessels, which is included within “Charter in hire expense” in the consolidated statement of operations.
u)       Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” that defines and provides guidance as to the measurement of fair value.  ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data.  Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 18).
v)       Earnings/ (loss) per share: Earnings or loss per share are computed in accordance with guidance related to Earnings per Share.  Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding and vested during the period.  Diluted earnings per share reflect the potential dilution that would occur assuming that common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost thereof, were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 13).
w)       Segment reporting: The Company reports financial information and evaluates its operations and operating results by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter.  As a result, management, including the Chief Operating Officer, who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment, that of operating dry bulk vessels.  Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.
x)       Accounting for leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases.  Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term.  As of December 31, 2015 and 2016, the Company held no operating lease arrangements acting as lessee other than its office leases and an operating lease arrangement for one Supramax vessel (Note 5).
Leases of vessels are classified as capital leases when they satisfy the criteria for capital lease classification under ASC 840, “Leases.”  As of December 31, 2015 and 2016 the Company was the lessee under certain capital lease arrangements as further discussed in Notes 5 and 6.  Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.  Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding.  The interest incurred under a capital lease is included within “Interest and finance costs” in the consolidated statement of operations.  The depreciation of vessels under capital lease is included within “Depreciation” in the consolidated statement of operations.
When the ownership of a vessel is transferred at the end of the lease, or there is a bargain purchase option, the vessel is depreciated on a straight-line basis over its useful life as if the vessel was owned.  Otherwise, vessels under capital lease are depreciated on a straight-line basis over the term of the lease.
Pursuant to the provisions of the ASC 840, “Leases”, in cases of changes in the contractual terms, the Company reassesses its conclusions for the accounting of the subject leases.
y)       Derivatives: The Company enters into derivative financial instruments to manage risk related to fluctuations of interest rates.  In case the instruments are eligible for hedge accounting, at the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge.  The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk.  A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.  Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed at each reporting date to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and are measured at fair value. The valuation of interest rate swaps is based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves. For derivatives designated as cash flow hedges, the effective portion of the changes in their fair value is recorded in Accumulated other comprehensive income / (loss) and is subsequently recognized in earnings, under “Interest and finance costs” when the hedged items impact earnings, while the ineffective portion, if any, is recognized immediately in current period earnings under “Gain / (Loss) on derivative financial instruments, net.”
The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings.  The Company discontinues cash flow hedge accounting if the hedging instrument expires or is sold, terminated or exercised and it no longer meets all the criteria for hedge accounting or if the Company de-designates the instrument as a cash flow hedge.  At that time, any cumulative gain or loss on the hedging instrument recognized in equity remains in equity until the forecasted transaction occurs or until it becomes probable of not occurring.  When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in earnings.  If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is reclassified to earnings for the year.  Following the hedging designations made during the third quarter of 2014 (Note 18), all of the Company's interest rates swaps effective as of December 31, 2014 were designated as accounting hedges.  Only four out of the nine of the Company's interest rate swaps effective as of December 31, 2015 and 2016 remained designated as accounting hedges as of those dates.
In addition, from time to time, the Company may take positions in derivative instruments including freight forward agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge a vessel owner's exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period. Based on this, the value of all open positions at each reporting date is measured (Level 2). Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. FFAs are intended to serve as an economic hedge for the Company's vessels that are being chartered in the spot market, effectively locking-in an approximate amount of revenue that the Company expects to receive from such vessels for the relevant periods. The Company's FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the accompanying consolidated statements of operations under “(Gain)/Loss on forward freight agreements.”

(z)       Taxation: The Company follows the provisions of  ASC 740-10, "Accounting for Uncertainty in Income Taxes" which clarifies the accounting for uncertainty in income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.
aa)       Recent accounting pronouncements - not yet adopted:
Revenue from Contracts with Customers (“Topic 606”): In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.”  The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 clarify the following two aspects of Topic 606: (a) identifying performance obligations and (b) licensing implementation guidance.  The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606, including, (i) “Assessing the Collectibility Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7),” (ii) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” (iii) “Noncash Consideration,” (iv) “Contract Modifications at Transition,” (v) “Completed Contracts at Transition,” and (vi)  “Technical Correction.” The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. In December 2016, the FASB also issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The amendments in the latest Update 2016-20 represent changes to make minor corrections/improvements to the Codification that are not expected to have a significant effect on current accounting practice. The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09).  Accounting Standards Update 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period.  Earlier application is permitted. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). Presently, the Company is in the process of evaluating the impact of the standard and of reviewing historical contracts to quantify the impact that the adoption of these ASUs, on January 1, 2018, will have on its financial statements and accompanying notes. While the Company is not yet in a position to quantify these effects as part of its preliminary assessment, the Company currently anticipates adopting the standard using the modified retrospective method.
Simplifying the Measurement of Inventory: In July 2015, the FASB issued ASU No.  2015-11, “Simplifying the measurement of inventory.”  ASC 330, “Inventory”, currently requires an entity to measure inventory at the lower of cost or market.  Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin.  The amendments in ASU 2015-11 require an entity to measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value.  For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years.  The amendments in ASU 2015-11 are to be applied prospectively, with earlier application permitted as of the beginning of an interim or annual reporting period.  While the Company has not yet adopted ASU 2015-11, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.
Leases: In February 2016, the FASB issued Accounting Standards Update No.  2016-02, “Leases (Topic 842).”  ASU 2016-02 will apply to both types of leases - capital (or finance) leases and operating leases.  According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with term of more than 12 months.  ASU 2016 - 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.  Early application is permitted.  The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
Derivatives and Hedging: In March 2016, the FASB issued ASU 2016-05, “Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships,” which clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship, provided that all other hedge accounting criteria (including those in paragraphs 815-20-35-14 through 35-18) continue to be satisfied.  For public companies, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years.  An entity may apply the amendments in this Update on a prospective basis or on a modified retrospective basis, as defined in the Update.  The adoption of this ASU is not expected to have a material effect on the Company's consolidated financial statements and accompanying notes.
Investments - Equity Method and Joint Ventures: In March 2016, the FASB issued ASU 2016-07, “Investments - Equity Method and Joint Ventures (Topic 323)” (“ASU 2016-07”), which simplifies the accounting for equity method investments by removing the requirement that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence.  The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting.  ASU 2016-07 is effective for fiscal years beginning after December 15, 2016, and interim periods within those years, and must be applied prospectively.  Early adoption is permitted.  The adoption of this ASU is not expected to have a material effect on the Company's consolidated financial statements and accompanying notes.
Compensation-Stock Compensation - Improvements to Employee Share-Based Payment Accounting: In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation - Improvements to Employee Share-Based Payment Accounting (Topic 718)” (“ASU 2016-09”), which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.  Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur.  An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period.  Excess tax benefits should be classified along with other income tax cash flows as an operating activity.  With regard to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur.  ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 including interim periods within that reporting period.  Early adoption is permitted.  The adoption of this ASU is not expected to have a material effect on the Company's consolidated financial statements and accompanying notes.
Financial Instruments - Credit Losses (Topic 326): In June 2016, the FASB issued ASU No. 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.
Statement of Cash Flows (Topic 230) - Classification of Certain Cash Receipts and Cash Payments: In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) - Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.
Statement of Cash Flows (230) - Restricted Cash: In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (230): Restricted Cash”. The amendments in this Update require that a statement of cash flows explain the change during the period in the total amount of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. Other than the presentation effects, the adoption of this ASU is not expected to have a material effect on the Company's consolidated financial statements and accompanying notes.